Securities Available for Sale - Available-for-sale Securities by Contractual Maturity (Details) - LendingClub Corp [Member] - USD ($) $ in Thousands		Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Within 1 year		$ 140,082	$ 172,554
After 1 year through 5 years		45,918	114,583
After 5 years through 10 years		33,285
After 10 years
Total		219,285	287,137	$ 297,211
Within 1 year		140,055	172,602
After 1 year through 5 years		45,804	114,691
After 5 years through 10 years		33,293	0
After 10 years			0
Total		219,152	287,293
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Within 1 year		90,952	90,096
After 1 year through 5 years		32,201	91,127
After 5 years through 10 years
After 10 years
Total		123,153	181,223	215,751
Asset-backed Securities, Securitized Loans and Receivables [Member]
Schedule of Available-for-sale Securities [Line Items]
Within 1 year
After 1 year through 5 years
After 5 years through 10 years		33,285
After 10 years
Total	[1]	33,285
Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Within 1 year		25,920	27,501
After 1 year through 5 years
After 5 years through 10 years
After 10 years
Total		25,920	27,501
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Within 1 year		8,228	8,370
After 1 year through 5 years		7,223	16,994
After 5 years through 10 years
After 10 years
Total		15,451	25,364	54,409
Commercial Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Within 1 year		9,981	20,164
After 1 year through 5 years
After 5 years through 10 years
After 10 years
Total		9,981	20,164
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Within 1 year		5,001	19,623
After 1 year through 5 years
After 5 years through 10 years
After 10 years
Total		5,001	19,623	16,578
US Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Within 1 year
After 1 year through 5 years		2,492	2,496
After 5 years through 10 years
After 10 years
Total		2,492	2,496	3,485
Other Debt Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Within 1 year			6,800
After 1 year through 5 years		4,002	3,966
After 5 years through 10 years
After 10 years
Total		$ 4,002	$ 10,766	$ 6,988

[1]	Approximately $32.5 million of the “Asset-backed securities related to Company-sponsored securitization transactions” are subject to restrictions on transfer pursuant to the Company's obligations as a “sponsor” under the U.S. Risk Retention Rules (as more fully described in “Part II. Other Information – Item 1A. Risk Factors – Risk retention rules and recent developments in our business may increase our compliance costs, impair our liquidity and otherwise adversely affect our operating results.” in the Company’s Quarterly Report on Form 10-Q for the period ended June 30, 2017).